DIRECTORS LOAN (Details Narrative)		12 Months Ended
	Dec. 13, 2021 CAD ($)	Mar. 31, 2022 CAD ($) $ / shares shares	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
DIRECTORS LOAN
Principal balance		$ 644,642	$ 570,000	$ 812,119	$ 1,000,000
Interest rate		10.00%
Interest paid	$ 160,000
Loan bonus share issued, share | shares		16,000,000
Loan bonus share expiration		five years
Exercise price | $ / shares		$ 0.05